Average Annual Total Returns - Invesco SP SmallCap High Dividend Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P SmallCap 600® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Dec. 01, 2016	17.52%	5.08%	15.50%	3.70%	10.66%	3.63%	17.98%	[1]	5.43%	[1]	22.78%	9.45%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.